Annual Total Returns [BarChart] - Harbor Target Retirement 2040 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(4.87%)
2012	16.55%
2013	19.81%
2014	2.72%
2015	(1.10%)
2016	6.80%
2017	18.91%
2018	(8.04%)
2019	24.19%
2020	17.67%